Acquisitions (Details) - Schedule of assets and liabilities - Asset Acquisition Union Acquisition Corp II SPAC [Member] $ in Thousands	Dec. 31, 2021 USD ($)
Acquisitions (Details) - Schedule of assets and liabilities [Line Items]
Cash held in trust	$ 138,046
Cash and cash equivalents	100,000
Redemption liability	(77,997)
Warrants liability	(28,963)
Total SPAC identifiable net assets at fair value	$ 131,086